Capital adequacy - Internally assessed economic capital excl. buffer (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Capital requirements	kr 18,959	kr 18,307
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	13,684	9,824
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	9,349	7,337
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	183	183
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,142	1,109
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	179	203
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 2,831	kr 992